Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,617,920.00
Previously Paid Amount	0.00
Total Fee Amount	913.93
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 913.93
Narrative - Max Aggregate Offering Price	$ 6,617,920.00
Final Prospectus	true